Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software, Net

Property, equipment and software, net consisted of the following:

	December 31, 2025	June 30, 2026
	RMB	RMB
Computer equipment	-	61
Less: accumulated depreciation	-	(4)
Property, equipment and software, net	-	57